Commitments and Contingencies	3 Months Ended
Mar. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

12. Commitments and Contingencies

Capital commitments

The Group had the following capital commitments:

March 31,
2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,341

The Group does not have any other significant commitments or contingencies.